Summary of Significant Accounting Policies - Credit Risk and Concentration (Details) - Customer Concentration Risk - customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark
Concentration Risk [Line Items]
Number of customers accounted for 10% or more	0	1	0
Revenue Benchmark | One Customer
Concentration Risk [Line Items]
Concentration risk percentage		21.00%
Accounts Receivable
Concentration Risk [Line Items]
Number of customers accounted for 10% or more	1	2
Accounts Receivable | One Customer
Concentration Risk [Line Items]
Concentration risk percentage		33.00%